United States
           Securities and Exchange commission
           Washington, D.C.  20549

           Form 13F

           Form 13F Cover Page

           Report for the Quarter Ended June 30, 2000

           Institutional Investment Manager Filing this Report:

           Companion Capital Management, Inc.
           1201 Main Street, Suite 1910
           Columbia, SC  29201

           13F File Number:  28-4518

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on behalf of reporting manager:

Name:          John D. Leaphart
Title:         Vice President
Phone:         803-254-9500
	John D. Leaphart, Columbia, SC, July 25, 2000

Report Type (Check Only One)
[X]         13f Holdings Report
[ }         13f Notice
[ ]         13f Combination Report

List of other Managers Reporting for this Manager:
     NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    83

Form 13F Information Table Value Total:    $148,860

List of other Included Managers:

    None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corporation                COM              00130H105     1354    29680 SH       SOLE                    14250
AT&T                           COM              001957109     1660    52497 SH       SOLE                    45400
AXA Financial, Inc.            COM              002451102     1757    51665 SH       SOLE                    23950
Agilent Technologies           COM              00846u101     1457    19751 SH       SOLE                    15144
Alcoa Inc.                     COM              013817101     1454    50140 SH       SOLE                    34710
American Power Conversion Corp COM              029066107     5214   127745 SH       SOLE                    77600
Amgen                          COM              031162100     1679    23900 SH       SOLE                    20490
Anadarko Petroleum Corp.       COM              032511107      837    16965 SH       SOLE                    10060
Anheuser Busch                 COM              035229103     3444    46111 SH       SOLE                    32250
Antec Corp.                    COM              03664P105     1384    33295 SH       SOLE                     8000
Arvin Industries               COM              043339100      260    14987 SH       SOLE                     1550
BB&T Corporation               COM              054937107      215     8997 SH       SOLE
BP Amoco Corp                  COM              055622104      738    13050 SH       SOLE                     3697
Bank Of America Corp           COM              060505104     2865    66635 SH       SOLE                    44614
Bell Atlantic Corp.            COM              077853109     3283    64611 SH       SOLE                    45236
Bell South                     COM              079860102      718    16848 SH       SOLE                    15000
Bristol Myers Squibb           COM              110122108     1785    30650 SH       SOLE                    29290
CBRL Group                     COM              12489V106      151    10275 SH       SOLE                    10275
Caterpillar Inc Del            COM              149123101      271     8000 SH       SOLE                     8000
Chevron Corp.                  COM              166751107      679     8000 SH       SOLE                     8000
Cisco Systems                  COM              17275R102     3922    61700 SH       SOLE                    60200
Coca Cola Co.                  COM              191216100      682    11880 SH       SOLE                    11380
Computer Associates Internatio COM              204912109     1693    33072 SH       SOLE                     8425
Computer Sciences              COM              205363104     2159    28910 SH       SOLE                    13410
Compuware                      COM              205638109      440    42420 SH       SOLE                    30550
Conagra Inc.                   COM              205887102      814    42680 SH       SOLE                    40100
Conoco Cl. A                   COM              208251306     1423    64700 SH       SOLE                    40520
Delta Air Lines                COM              247361108      506    10000 SH       SOLE                    10000
Dow Chemical Co.               COM              260543103     1472    48751 SH       SOLE                    39750
Duke Power Co.                 COM              264399106     1710    30331 SH       SOLE                    19550
Enron Corp.                    COM              293561106     2307    35765 SH       SOLE                    31430
Ensco International            COM              26874Q100      231     6445 SH       SOLE                     3000
Exxon Mobil Corp               COM              30231g102     1786    22754 SH       SOLE                    18340
FedEx Corp                     COM              31428X106     2427    63875 SH       SOLE                    48270
Federal Natl Mtg Assn          COM              313586109      261     5000 SH       SOLE                     5000
Federated Department Stores    COM              31410H101      996    29525 SH       SOLE                    15400
First Union Corp.              COM              337358105     2160    87036 SH       SOLE                    52505
Fleet Boston Corp.             COM              339030108     2206    64870 SH       SOLE                    38800
Ford Motor Co.                 COM              345370100      430    10000 SH       SOLE                    10000
Gap Inc.                       COM              364760108      861    27555 SH       SOLE                    26025
General Elec Co.               COM              369604103     4810    90752 SH       SOLE                    73440
General Motors                 COM              370442105     1468    25275 SH       SOLE                    15300
Georgia-Pacific                COM              373298108     1284    48919 SH       SOLE                    27120
Gillette Company               COM              375766102      349    10000 SH       SOLE                    10000
Guidant Corp                   COM              401698105     1748    35310 SH       SOLE                    19215
Hewlett Packard Co.            COM              428236103     6691    53580 SH       SOLE                    39725
Household International        COM              441815107     2506    60302 SH       SOLE                    35970
Ingersoll-Rand                 COM              456866102      576    14300 SH       SOLE                    10650
Int'l. Business Machines       COM              459200101     6098    55660 SH       SOLE                    41860
Intel Corp.                    COM              458140100     5612    41975 SH       SOLE                    31015
Intimate Brands Inc            COM              461156101     1591    80559 SH       SOLE                    32450
Johnson & Johnson              COM              478160104     2247    22057 SH       SOLE                    20832
Lowe's Companies Inc.          COM              548661107     2673    65090 SH       SOLE                    51525
Lucent Technologies Inc.       COM              549463107      904    15260 SH       SOLE                    15000
McDonalds Corp                 COM              580135101      210     6380 SH       SOLE                     6380
Medtronic Inc.                 COM              585055106     2544    51065 SH       SOLE                    30140
Merck & Co.                    COM              589331107     3613    47150 SH       SOLE                    33110
Merrill Lynch                  COM              590188108      230     2000 SH       SOLE                     2000
Microsoft Corp                 COM              594918104     2152    26905 SH       SOLE                    17500
Norfolk Southern               COM              655844108      149    10050 SH       SOLE
Occidental Pete                COM              674599105     1899    90170 SH       SOLE                    65575
Oracle Systems Corp            COM              68389X105     4529    53879 SH       SOLE                    41910
Pfizer, Inc.                   COM              717081103     4342    90450 SH       SOLE                    69005
Pohang Iron & Steel            COM              730450103      502    20910 SH       SOLE                    18220
Procter & Gamble               COM              742718109     1320    23050 SH       SOLE                    23050
Quaker Oats                    COM              747402105     2502    33301 SH       SOLE                    21425
Qualcomm Inc.                  COM              747525103     2297    38278 SH       SOLE                    22195
Raytheon Co. New Cl B          COM              755111408     1387    72050 SH       SOLE                    57250
Royal Dutch Pete Co.           COM              780257804      429     6965 SH       SOLE                     4790
Sanmina Corp.                  COM              800907107     3874    45305 SH       SOLE                    25505
Sara Lee Corp.                 COM              803111103      396    20515 SH       SOLE                    20125
Schering Plough                COM              806605101      954    18900 SH       SOLE                    18600
Schlumberger Ltd.              COM              806857108     1867    25025 SH       SOLE                    19835
Symbol Technologies Inc        COM              871508107      242     4482 SH       SOLE                      500
TJX Cos. Inc. New              COM              872540109     1422    75860 SH       SOLE                    49380
Target Corp.                   COM              87612E106     3168    54613 SH       SOLE                    42975
Transocean Offshore Drilling   COM              G90078109      265     4967 SH       SOLE                     4449
Tyco Labs Inc.                 COM              902124106      611    12900 SH       SOLE                    12900
Viacom Nvtg Cl B               COM              925524308     2669    39135 SH       SOLE                    22994
Wal Mart Stores                COM              931142103     1216    21100 SH       SOLE                    20100
Waste Management Inc.          COM              94106L109      948    49875 SH       SOLE                    49850
Williams Cos Inc.              COM              969457100      666    15975 SH       SOLE                    14000
Worldcom Inc.                  COM              98157d106     4212    91812 SH       SOLE                    67277